NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Stock-Based Compensation) (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Apr. 30, 2010	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2012	Sep. 30, 2008	Jan. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Demonstration costs			$ 5,428		$ 11,521	$ 4,195
Shipping and handling costs			21,641		25,185	52,594
Research and development costs			153,760	$ 95,805	134,544	274,005
Advertising costs			39,894		33,277	42,575
Share-based compensation expense			768,159		1,024,895	1,682,833
Unrecognized compensation expense			$ 323,977		239,796
Shares authorized	15,000,000						4,500,000	3,500,000	1,500,000
Options granted			250,000
Minimum percentage of fair market price for an exercise price, exceeding benchmark ownership percentage			110.00%
Percentage of ownership of outstanding stock, benchmark			10.00%
Annual Grant [Member] | Chairman of the Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	70,000
Annual Grant [Member] | Options Issued to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	100,000	50,000
Annual Grant [Member] | Chair of a Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	20,000
Annual Grant [Member] | Member of a Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	10,000
Initial Grant [Member] | Chairman of the Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	50,000
Initial Grant [Member] | Options Issued to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	30,000
Initial Grant [Member] | Chair of a Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	10,000
Initial Grant [Member] | Member of a Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	5,000
Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 173,059		$ 133,380	$ 2,475
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares considered antidilutive			10,268,804
Stock Options For Convertible Notes Reserved [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares considered antidilutive			15,836,318
Employee Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares considered antidilutive			11,187,840
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated useful life			3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated useful life			7 years
Term					10 years